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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Reports to Stockholders.

                                            AIM CORE ALLOCATION PORTFOLIO SERIES
                                                           Series C and Series M
                                 Annual Report to Shareholders o August 31, 2007

================================================================================
THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G. WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY A I M ADVISORS, INC. (THE ADVISOR OR AIM) OR ITS AFFILIATES FOR WHOM AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.
================================================================================

Inside This Report

Letters to Shareholders..............................    2
Performance Summary--Series C........................    4
Management's Discussion of Performance--Series C.....    4
Performance Summary--Series M........................    6
Management's Discussion of Performance--Series M.....    6
Long-term Fund Performance...........................    8
Supplemental Information.............................   10
Schedules of Investments
   Series C..........................................   11
   Series M..........................................   13
Financial Statements.................................   15
Notes to Financial Statements........................   19
Financial Highlights
  Series C...........................................   26
  Series M...........................................   27
Auditor's Report.....................................   28
Fund Expenses........................................   29
Approval of Advisory Agreement.......................   30
Tax Information......................................   33
Trustees and Officers................................   34

AIM Core Allocation Portfolio Series

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

   [TAYLOR                                      Despite a significant, albeit short-lived, stock market sell-off in late
    PHOTO]                                   February and early March--and a more severe stock market decline that began in
                                             July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their
Philip Taylor                                favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve
                                             Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments--REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares--REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Core Allocation Portfolio Series

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of
                                             INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM
    [CROCKETT                                Investments--REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given
      PHOTO]                                 more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many
Bruce L. Crockett                            contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Core Allocation Portfolio Series - Series C

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               o  We want to reduce our exposure to a
=======================================================================================      certain segment of the market.
PERFORMANCE SUMMARY
                                                                                          o  The fundamentals of a particular
The Fund is a component of INVESCO Full Discretion Core product, and therefore, has no       security deteriorate.
benchmark index. The benchmark index for INVESCO Full Discretion Core product is the
Lehman Brothers U.S. Aggregate Bond Index, which returned 5.26% for the 12 months ended   MARKET CONDITIONS AND YOUR FUND
August 31, 2007. For the same period, the Fund returned 7.25%. The Fund's defensive
strategy in relation to the corporate credit sector and tactical duration management      The U.S. economy strengthened in the
contributed to performance. However, our position in mortgage-backed securities (MBS)     second quarter of 2007 with gross domestic
was negatively affected by the deterioration in underwriting of subprime home equity      product (GDP) expanding at a 3.8% annual
loans.                                                                                    rate, the highest level in the last five
                                                                                          quarters.(1) Growth was driven by exports,
=======================================================================================   government spending, business investment
HOW WE INVEST                                                                             and commercial construction.(1) By the end
                                                                                          of August, core inflation, as measured by
Series C is a component of INVESCO Full      securities on an individual basis. We also   the Consumer Price Index excluding food
Discretion Core product, which seeks to      seek to own securities that are              and energy, had declined to a 2.1%
provide exposure to the bond market in       attractively valued relative to the rest     annualized rate for the fiscal year,
general and is held in separately managed    of the market.                               raising hopes that overall inflation could
accounts. The Fund consists of securities                                                 ease in the next few months.(2)
that we believe can be more efficiently         Our investment team consists of
held through a mutual fund for certain       specialists in three main areas:                Wrapping up a two-day meeting on June
size accounts.                               investment decision-making, portfolio        28, 2007, the U.S. Federal Reserve Board
                                             construction and risk management.            (the Fed) reiterated its belief that
   Our objective is a high total return,                                                  inflation remained a threat to the
consistent with preservation of capital.        In managing the Fund, we can also use     economy. As a result, the Fed unanimously
The Fund can invest in a variety of          derivatives, such as options, futures        decided to hold the federal funds target
fixed-income instruments, including U.S.     contracts and other investment               rate at 5.25%, where it has been since
and foreign corporate bonds, U.S. and        instruments, and leveraging, which           June 2006.3 However, growing concerns that
foreign government and agency bonds, high    involves the borrowing of assets to          turmoil in the subprime mortgage and
yield securities, emerging markets debt,     potentially increase returns.                low-rated corporate debt markets might
and mortgage and asset-backed securities.                                                 have an adverse effect on economic growth
                                                The Fund may have a higher rate of        prompted the Fed to cut the discount rate
   In selecting securities for the Fund,     turnover than other funds. In an effort to   by one-half percent on August 17 to add
we use both top-down and bottom-up           mitigate some of the effects of              liquidity to the market.(3)
analysis. Top-down analysis takes into       transactions on investors in the Full
account general market and economic trends   Discretion Core product, we expect much of      Stock and bond market volatility
and their impact on the various asset        the trading to occur within the portfolio.   picked up during the summer months of 2007
classes, while bot tom-up analysis                                                        due to a combination of factors. First,
involves an evaluation of                       We may sell or reduce our position in     there was a concern over the potential
                                             a security when:                             impact of the downward pressure in the
                                                                                          housing market on U.S. economic growth. In
                                             o  It reaches our valuation target.          addition, investors were assessing the
                                                                                          possible impact of ballooning mortgage
                                             o  A more attractive investment becomes      payments on consumer spending as the
                                                available.                                billions of dollars of adjustable-rate
                                                                                          mortgages were scheduled to be reset at
==========================================   ==========================================   substantially higher levels. Finally,
     PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*            investors began reevaluating the level of
                                                                                          risk in their portfolios.
Based on total investments                    1. U.S. Treasury Securities          53.7%
By investment type                            2. Federal National                            As a result, by the end of the fiscal
U.S. Treasury Securities              53.7%      Mortgage Association (FNMA)       32.1   year credit spreads rose sharply across
U.S. Mortgage-Backed Securities       32.1    3. Comcast Corp.                      4.6   all credit-sensitive assets, including
Bonds & Notes                         24.5    4. Lazard Group LLC                   3.4   high yield bonds, triggered by declining
Money Market Funds Plus Other                 5. Liberty Mutual Group Inc.          2.3   confidence in the valuation of
Assets Less Liabilities              -10.3    6. ERP Operating L.P                  2.0   mortgage-related and structured products.
Total Net Assets            $11.15 million    7. Broadridge Financial Solutions           By the end of June, credit markets started
Total Number of Holdings*               25       Inc.                               2.0   to sell off, prompted by investors' flight
                                              8. Wachovia Corp.                     1.8   to the safety of government bonds. This
The Fund's holdings are subject to change,    9. JPMorgan Chase LLC                 1.8   flight to safety was particularly evident
and there is no assurance that the Fund      10. Capmark Financial Group Inc.       1.5   in the U.S. Treasury market, where yields
will continue to hold any particular                                                      dropped substantially by the end of
security.                                                                                 August.(4) Bond

*    Excluding money market fund holdings.                                                                               (continued)
==========================================   ==========================================

AIM Core Allocation Portfolio Series - Series C


yields and prices move in opposite           as we were concerned about the tight         futures contracts to manage duration,
directions.                                  credit risk premium levels and the           maintaining a defensive-to-neutral stance
                                             volatility of lower credit quality bonds     toward duration. This duration positioning
   While the market turbulence began as      based on their historical performance.       had a positive impact on performance, as
a credit-related sell off, it subsequently   However, the default rates of lower          Treasury yields across all maturities fell
evolved into a liquidity-associated          quality bonds remained relatively low and    by the end of the period. In our view,
problem across different fixed income        creditworthiness metrics continued to be     gaining exposure to U.S. Treasury market
assets. The rising liquidity preference      strong.(6) As a result, our defensive        through U.S. Treasury futures can at times
and the flight to safety resulted in a       strategy in regards to the corporate         be a more effective way to employ the
significant demand for money market funds,   credit sector benefited performance.         Fund's cash for duration management
which in turn increased the downward                                                      purposes versus buying actual bonds.
pressure on the U.S. Treasury bill yields.      After posting solid returns in 2006,
On August 20, the yield of the three-month   the MBS sector was off to a strong start     Sources: (1)Bureau of Economic Analysis;
Treasury bill yield declined to 3.12%,       in 2007. However, toward the end of June,    (2)Bureau of Labor Statistics; (3)U.S.
which was more than 200 basis points         the well-publicized difficulties in the      Federal Reserve; (4)U.S. Treasury
(2.0%) below the federal funds target rate   subprime market caused an increase in        Department; (5)Lehman Brothers Inc.;
of 5.25%.(4)                                 volatility and a general flight to           (6)Moody's
                                             quality, which lead to the
   Throughout the period, we continued       underperformance of mortgage pools           The views and opinions expressed in
to focus on investing primarily in           relative to U.S. Treasury securities. As a   management's discussion of Fund
domestic investment-grade corporate bonds    result, the portfolio's large weight in      performance are those of A I M Advisors,
and MBS with higher coupons and longer       mortgages had a negative effect on           Inc. These views and opinions are subject
durations.                                   absolute performance. However, our           to change at any time based on factors
                                             strategy of favoring higher coupon long      such as market and economic conditions.
   Overall, corporate bonds posted solid     duration mortgage pools, which performed     These views and opinions may not be relied
returns during the fiscal year, despite      better relative to the other types of        upon as investment advice or
their poor performance in May and June       mortgages, helped to partially offset the    recommendations, or as an offer for a
associated with concerns over the troubled   negative impact from our overall             particular security. The information is
U.S. sub-prime mortgage market. As risk      positioning in the MBS sector.               not a complete analysis of every aspect of
aversion increased amid concerns about                                                    any market, country, industry, security or
hedge fund and leveraged investor's             During the period, we tactically          the Fund. Statements of fact are from
exposure to subprime mortgage debt, yield    traded duration, focusing primarily on the   sources considered reliable, but A I M
spreads widened, causing investment-grade    shorter end of the yield curve. Duration     Advisors, Inc. makes no representation or
corporate bonds to underperform U.S.         is a measure of a bond's sensitivity to      warranty as to their completeness or
Treasury securities.(5)                      interest rate changes. Shorter duration      accuracy. Although historical performance
                                             bonds tend to be less sensitive to           is no guarantee of future results, these
   During the period, we gradually           interest-rate changes. We used U.S.          insights may help you understand our
reduced the portfolio's exposure to the      Treasury                                     investment management philosophy.
corporate bond sector,
                                                                                             See important Fund and index
                                                                                             disclosures later in this report.

====================================================================================================================================

PRINCIPAL RISKS OF INVESTING IN SERIES C        financial health may result in a             securities or that the other party may
                                                reduction of the credit rating of the        default on its obligation, such that
o  Portfolio turnover is greater than           issuer's securities and may lead to the      the Fund is delayed or prevented from
   most funds, which may affect the             issuer's inability to honor its              completing the transaction.
   Fund's performance due to higher             contractual obligations, including
   brokerage commissions. Active trading        making timely payment of interest and     o  Foreign securities have additional
   may also increase short-term gains           principal.                                   risks, including exchange rate
   and losses, which may also result in                                                      changes, political and economic
   taxable gain distributions to the         o  The Fund is subject to                       upheaval, the relative lack of
   Fund's shareholders.                         currency/exchange rate risk because          information, relatively low market
                                                it may buy or sell currencies other          liquidity, and the potential lack of
o  Since a large percentage of the              than the U.S. dollar.                        strict financial and accounting
   Fund's assets may be invested in                                                          controls and standards.
   securities of a limited number of         o  The Fund may use enhanced investment
   companies, each investment has a             techniques such as derivatives. The       o  Lower rated securities may be more
   greater effect on the Fund's overall         principal risk of derivatives is that        susceptible to real or perceived
   performance, and any change in the           the fluctuations in their value may          adverse economic and competitive
   value of those securities could              not correlate perfectly with the             industry conditions, and may be less
   significantly affect the value of            overall securities markets. Over the         liquid than higher grade securities.
   your investment in the Fund.                 counter derivatives are subject to           The loans in which the Fund may
                                                counterparty risk--the risk that the         invest are typically
o  The value of convertible securities          other party will not complete the            noninvestment-grade and involve a
   in which the Fund invests may be             transaction with the Fund.                   greater risk of default on interest
   affected by market interest                                                               and principal payments and of price
   rates--the risk that the issuer may       o  Investing in developing countries can        changes due to the changes in the
   default on interest or principal             add additional risk, such as high              credit quality of the issuer.
   payments and the value of the                rates of inflation or sharply
   underlying common stock into which           devalued currencies against the U.S.      o  Interest rate risk refers to the risk
   these securities may be converted may        dollar. Transaction costs are often          that bond prices generally fall as
   decline as a result.                         higher, and there may be delays in           interest rates rise; conversely, bond
                                                settlement procedures.                       prices generally rise as interest
o  Credit risk is the risk of loss on an                                                     rates fall.
   investment due to the deterioration       o  Dollar-roll transactions involve the
   of an issuer's financial health. Such        risk that the market value of             o  Leveraging entails risks such as
   a deterioration of                           securities to be purchased by the            magnifying changes in the value of
                                                Fund may decline below the price at          the portfolio's securities.
                                                which the Fund is obligated to
                                                repurchase the                                                   Continued on page 9

AIM Core Allocation Portfolio Series - Series M

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               MARKET CONDITIONS AND YOUR FUND
=======================================================================================
PERFORMANCE SUMMARY                                                                       The U.S. economy strengthened in the
                                                                                          second quarter of 2007 with gross domestic
The Fund is a component of INVESCO Full Discretion Core product, and therefore, has no    product (GDP) expanding at a 3.8% annual
benchmark index. The benchmark index for INVESCO Full Discretion Core product is the      rate, the highest level in the last five
Lehman Brothers U.S. Aggregate Bond Index, which returned 5.26% for the 12 months ended   quarters.(1) Growth was driven by exports,
August 31, 2007. For the same period, the Fund returned 4.30%. The Fund's exposure to     government spending, business investment
mortgage-related pools, which were negatively affected by turmoil associated with the     and commercial construction. By the end of
subprime mortgage market, detracted from Fund performance.                                August, core inflation, as measured by the
=======================================================================================   Consumer Price Index excluding food and
HOW WE INVEST                                   Our investment team consists of           energy, had declined to a 2.1% annualized
                                             specialists in three main areas:             rate for the fiscal year, raising hopes
Series M is a component of INVESCO Full      investment decision-making, portfolio        that overall inflation might ease.(2)
Discretion Core product, which seeks to      construction and risk management.
provide exposure to the bond market in                                                       Wrapping up a two-day meeting on June
general and is held in separately managed       In managing the Fund, we can also use     28, 2007, the U.S. Federal Reserve Board
accounts. The Fund consists of securities    derivatives, such as options, futures        (the Fed) reiterated its belief that
that we believe can be more efficiently      contracts and other investment               inflation remained a threat to the
held through a mutual fund for certain       instruments, and leveraging, which           economy. As a result, the Fed unanimously
size accounts.                               involves the borrowing of assets to          decided to hold the federal funds target
                                             potentially increase returns.                rate at 5.25%, where it has been since
   Our objective is a high total return,                                                  June 2006.3 However, growing concerns that
consistent with preservation of capital.        The Fund may have a higher rate of        turmoil in the subprime mortgage and
The Fund can invest in a variety of          turnover than other funds. In an effortto    low-rated corporate debt markets might
fixed-income instruments, including          mitigate some of the effects of              have an adverse effect on economic growth
mortgage and asset-backed securities; bank   transactions on investors in the Full        prompted the Fed to cut the discount rate
certificates of deposit; U.S. government     Discretion Core product, we expect much of   by one-half percent on August 17 to add
and agency bonds; and state and local        the trading to occur within the Fund.        liquidity to the market.(3)
government bonds.
                                                We may sell or reduce our position in        Stock and bond market volatility
   In selecting securities for the Fund,     a security when:                             picked up during the summer months of 2007
we use both top-down and bottom-up                                                        due to a combination of factors. First,
analysis. Top-down analysis takes into       o  It reaches our valuation target.          there was concern over the potential
account general market and economic trends                                                impact of downward pressure in the housing
and their impact on the various asset        o  A more attractive investment becomes      market on U.S. economic growth. In
classes, while bottom-up analysis involves      available.                                addition, investors were assessing the
an evaluation of securities on an                                                         possible impact of ballooning mortgage
individual basis. We also seek to own        o  We want to reduce our exposure to a       payments on consumer spending as billions
securities that are attractively valued         certain segment of the market.            of dollars in adjustable-rate mortgages
relative to the rest of the market.                                                       were scheduled to be reset at
                                             o  The fundamentals of a particular          substantially higher levels. Finally,
                                                security deteriorate.                     investors began reevaluating the level of
                                                                                          risk in their portfolios.
==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                    As a result, by the end of the fiscal
                                                                                          year, credit spreads rose sharply across
Based on total investments                    1. Federal National                         all credit-sensitive asset classes,
By investment type                               Mortgage Association (FNMA)       66.8   including high yield bonds, triggered by
U.S. Mortgage-Backed                          2. Freddie Mac REMICS                18.5   declining confidence in the valuation of
   Securities                        66.3%    3. Wells Fargo Mortgage Backed              mortgage-related and structured products.
Asset-Backed Securities              57.8        Securities Trust                   7.8   By the end of June, credit markets started
U.S. Treasury Securities              4.6     4. JP Morgan Mortgage Trust           6.8   to sell off, prompted by investors' flight
U.S. Government Agency                        5. Fannie Mae REMICS                  5.9   to the safety of government bonds. This
   Securities                         0.5     6. Greenwich Capital                        flight to safety was particularly evident
Money Market Funds                               Commercial Funding Corp.           4.4   in the U.S. Treasury market, where yields
Plus Other Assets Less                        7. LB-UBS Commercial Mortgage Trust   4.4   had dropped substantially by the end of
   Liabilities                      -29.2     8. GMAC Commercial Mortgage                 August.(4) Bond prices and yields move in
Total Net Assets            $11.10 million       Securities Inc.                    3.7   opposite directions.
Total Number of Holdings*              25     9. U.S. Treasury Bonds                3.6
                                             10. Structured Adjustable Rate                  While the market turbulence began as
The Fund's holdings are subject to change,       Mortgage Loan Trust                3.5   a credit-related sell off, it subsequently
and there is no assurance that the Fund                                                   evolved into a liquidity-associated
will continue to hold any particular                                                      problem across different fixed income
security.                                                                                 asset classes. The rising

*    Excluding money market fund holdings.                                                                               (continued)
==========================================   ==========================================

AIM Core Allocation Portfolio Series - Series M

preference for liquidity and the flight to   effect on absolute performance. However,     significant impact on the entire ABS
safety resulted in a significant demand      our strategy of favoring higher coupon       market. Given the spillover effect of
for money market funds, which in turn        long duration mortgage pools, which          unfolding developments involving subprime
increased the downward pressure on U.S.      performed better relative to the other       mortgage deals, we eliminated our position
Treasury bill yields. On August 20, the      types of mortgage-backed securities,         in this sector by the end of the reporting
three-month Treasury bill yield declined     helped to partially offset the negative      period in an effort to reduce potential
to 3.12%, which was more than 200 basis      impact of our overall positioning in the     losses. As a result, our strategy in the
points (2.0%) below the federal funds        MBS sector.                                  ABS sector had a positive impact on Fund
target rate of 5.25%.(4)                                                                  performance.
                                                New issuance in the CMBS market
   Throughout this reporting period, the     continued to soar throughout the first       Sources: (1)Bureau of Economic Analysis;
Fund's holdings included securities of the   half of 2007. Because of heavy supply and    (2)Bureau of Labor Statistics; (3)U.S.
securitized sectors, such as                 weak demand, combined with concerns over     Federal Reserve; (4)U.S. Treasury
mortgage-backed securities (MBS),            collateral quality in selected issues,       Department; (5)Lehman Brothers Inc. The
asset-backed securities (ABS), and           commercial mortgage backed securities        views and opinions expressed in
commercial mortgage-backed securities        underperformed U.S. Treasury                 management's discussion of Fund
(CMBS). However, we primarily focused on     securities.(5) They also underperformed      performance are those of A I M Advisors,
MBS, as we preferred these debt              the bond market in general, as measured      Inc.
obligations for their higher yields and      by the Lehman Brothers U.S. Aggregate
potentially attractive long term returns.    Bond Index, during the fiscal year.(5)       These views and opinions are subject to
                                             As such, our exposure to the CMBS market     change at any time based on factors such
   After posting solid returns in 2006,      hurt absolute and  relative performance.     as market and economic conditions. These
the MBS sector was off to a strong start                                                  views and opinions may not be relied upon
in 2007. However, toward the end of June,       During the first part of the              as investment advice or recommendations,
the well-publicized difficulties in the      reporting period we maintained a small       or as an offer for a particular security.
subprime market caused an increase in        position in asset-backed securities.         The information is not a complete analysis
volatility and a general flight to           Negative reports concerning subprime         of every aspect of any market, country,
quality, which resulted in the               mortgages began hindering performance of     industry, security or the Fund. Statements
under-performance of mortgage pools          the ABS market in early March. As we         of fact are from sources considered
relative to U.S. Treasury securities. As a   anticipated, the changing investment         reliable, but A I M Advisors, Inc. makes
result, the portfolio's large weight in      landscape for mortgage-backed bonds had a    no representation or warranty as to their
mortgages had a negative                                                                  completeness or accuracy. Although
                                                                                          historical performance is no guarantee of
                                                                                          future results, these insights may help
                                                                                          you understand our investment management
                                                                                          philosophy.

                                                                                             See important Fund and index
                                                                                             disclosures later in this report.

====================================================================================================================================

PRINCIPAL RISKS OF INVESTING IN SERIES M        overall securities markets. Over the      o  There is no guarantee that the
                                                counter derivatives are subject to           investment techniques and risk
o  Portfolio turnover is greater than           counterparty risk--the risk that the         analyses used by the Fund's portfolio
   most funds, which may affect the             other party will not complete the            managers will produce the desired
   Fund's performance due to higher             transaction with the Fund.                   results.
   brokerage commissions. Active trading
   may also increase short-term gains        o  Dollar-roll transactions involve the      o  The prices of securities held by the
   and losses, which may also result in         risk that the market value of                Fund may decline in response to
   taxable gain distributions to the            securities to be purchased by the            market risks.
   Fund's shareholders.                         Fund may decline below the price at
                                                which the Fund is obligated to            o  The Fund may invest in mortgage- and
o  Since a large percentage of the              repurchase the securities or that the        asset-backed securities. These
   Fund's assets may be invested in             other party may default on its               securities are subject to prepayment
   securities of a limited number of            obligation, such that the Fund is            or call risk, which is the risk that
   companies, each investment has a             delayed or prevented from completing         payments from the borrower may be
   greater effect on the Fund's overall         the transaction.                             received earlier or later than
   performance, and any change in the                                                        expected due to changes in the rate
   value of those securities could           o  Lower rated securities may be more           at which the underlying loans are
   significantly affect the value of            susceptible to real or perceived               prepaid.
   your investment in the Fund.                 adverse economic and competitive
                                                industry conditions, and may be less      o  The value of, payment of interest on,
o  Credit risk is the risk of loss on an        liquid than higher grade securities.         repayment of principal for and the
   investment due to the deterioration          The loans in which the Fund may              ability of the Fund to sell a
   of an issuer's financial health. Such        invest are typically                         municipal security may be affected by
   a deterioration of financial health          noninvestment-grade and involve a            constitutional amendments,
   may result in a reduction of the             greater risk of default on interest          legislative enactments, executive
   credit rating of the issuer's                and principal payments and of price          orders, administrative regulations,
   securities and may lead to the               changes due to the changes in the            voter initiatives and the economics
   issuer's inability to honor its              credit quality of the issuer.                of the regions in which the issuers
   contractual obligations, including                                                        in which the Fund invests are
   making timely payment of interest and     o  Interest rate risk refers to the risk        located.
   principal.                                   that bond prices generally fall as
                                                interest rates rise; conversely, bond     o  Nondiversification increases the risk
o  The Fund may use enhanced investment         prices generally rise as interest            that the value of the Fund's shares
   techniques such as derivatives. The          rates fall.                                  may vary more widely, and the Fund
   principal risk of derivatives is that                                                     may be subject to greater investment
   the fluctuations in their value may       o  Leveraging entails risks such as             and credit risk than if the Fund
   not correlate perfectly with the             magnifying changes in the value of           invested more broadly.
                                                the portfolio's securities.
                                                                                                                 Continued on page 8

AIM Core Allocation Portfolio Series

====================================================================================================================================

Your Fund's long-term performance

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 12/30/05, INDEX DATA FROM 12/31/05

                 AIM CORE ALLOCATION   AIM CORE ALLOCATION     LEHMAN BROTHERS U.S.
        DATE      PORTFOLIO-SERIES C    PORTFOLIO-SERIES M   AGGREGATE BOND INDEX(1)

      12/30/05          $10000                $10000
         12/05           10002                 10002                  $10000
          1/06            9949                  9899                   10001
          2/06           10025                  9940                   10034
          3/06            9949                  9905                    9935
          4/06            9880                  9920                    9917
          5/06            9783                  9905                    9907
          6/06            9742                  9869                    9928
          7/06            9940                  9997                   10062
          8/06           10058                 10177                   10216
          9/06           10188                 10285                   10306
         10/06           10318                 10321                   10374
         11/06           10516                 10461                   10494
         12/06           10427                 10381                   10433
          1/07           10477                 10376                   10429
          2/07           10711                 10524                   10590
          3/07           10695                 10583                   10590
          4/07           10750                 10564                   10647
          5/07           10634                 10492                   10567
          6/07           10585                 10449                   10535
          7/07           10632                 10485                   10623
          8/07           10788                 10614                   10753

====================================================================================================================================
                                                                                                             SOURCE: (1)LIPPER INC.

Past performance cannot guarantee            of funds reflects fund expenses and
comparable future results.                   management fees; performance of a market
                                             index does not. Performance shown in the
   The data shown in the chart include       chart and table(s) does not reflect
reinvested distributions. There are no       deduction of taxes a shareholder would pay
Fund expenses included because the Funds     on Fund distributions or sale of Fund
do not pay any expenses directly. Index      shares. Performance of the indexes does
results include reinvested dividends, but    not reflect the effects of taxes.
they do not reflect sales charges.
Performance of an index

====================================================================================================================================

Continued from page 7

o    Reinvestment risk is the risk that a          Fund may decline below the price at      agencies or instrumentalities if it is
     bond's cash flows will be reinvested          which the Fund is obligated to           not legally obligated to do so. In this
     at an interest rate below that on the         repurchase the securities or that the    case, if the issuer defaulted, the
     original bond.                                other party may default on its           underlying fund holding securities of
                                                   obligation, such that the Fund is        such issuer might not be able to
o    If the seller of a repurchase                 delayed or prevented from  completing    recover its investment from the U.S. .
     agreement in which the Fund invests           the transaction.                         government
     defaults on its obligation or
     declares bankruptcy, the Fund may          o  The Fund may invest in obligations
     experience delays in selling the              issued by agencies and
     securities underlying the repurchase          instrumentalities of the U.S.
     agreement.                                    government that may vary in the level
                                                   of support they receive from the U.S.
o    Reverse repurchase agreements and             government. The U.S. government may
     dollar-roll transactions involve the          choose not to provide financial
     risk that the market value of                 support to U.S. government-sponsored
     securities to be purchased by the

AIM Core Allocation Portfolio Series

==========================================   ==========================================   OR ITS AFFILIATES FOR WHOM AIM OR ITS
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AFFILIATES HAS A CORE FIXED INCOME
                                                                                          MANDATE. THE FUNDS ARE DESIGNED TO BE A
As of 8/31/07                                As of 6/30/07, the most recent calendar      PORTION OF A CORE FIXED INCOME PORTFOLIO.
                                             quarter-end                                  YOU CANNOT PURCHASE SHARES OF THE FUNDS
                                                                                          DIRECTLY.
SERIES C                                     SERIES C
Inception (12/30/05)                 4.65%   Inception (12/30/05)                 3.87%      PERFORMANCE FIGURES GIVEN REPRESENT
   1 Year                            7.25       1 Year                            8.66    THE FUNDS AND ARE NOT INTENDED TO REFLECT
                                                                                          ACTUAL SEPARATELY MANAGED ACCOUNT VALUES.
SERIES M                                     SERIES M                                     THEY DO NOT REFLECT CHARGES ASSESSED IN
Inception (12/30/05)                 3.63%   Inception (12/30/05)                2.97%    CONNECTION WITH A SEPARATELY MANAGED
   1 Year                            4.30       1 Year                           5.88     ACCOUNT. CHARGES, EXPENSES AND FEES, WHICH
==========================================   ==========================================   ARE DETERMINED BY THE SEPARATELY MANAGED
                                                                                          ACCOUNT ISSUER, WILL VARY AND WILL LOWER
THE PERFORMANCE DATA QUOTED REPRESENT PAST   DATE OF THIS REPORT FOR SERIES C AND         THE TOTAL RETURN.
PERFORMANCE AND CANNOT GUARANTEE             SERIES M WAS 0.00% AND 0.00%,
COMPARABLE FUTURE RESULTS; CURRENT           RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       (1)  AIM has agreed to irrevocably to
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   OPERATING EXPENSE RATIO SET FORTH IN THE          waive all fees and pay all operating
CONTACT YOUR SEPARATELY MANAGED ACCOUNT      MOST RECENT FUND PROSPECTUS AS OF THE DATE        expenses, except for (i) all brokers'
ISSUER OR FINANCIAL ADVISOR FOR THE MOST     OF THIS REPORT FOR SERIES C AND SERIES M          commissions, issue and transfer
RECENT MONTH-END PERFORMANCE. PERFORMANCE    WAS 0.23% AND 0.23%, RESPECTIVELY. THE            taxes, foreign taxes and other costs
FIGURES REFLECT FUND EXPENSES, REINVESTED    EXPENSE RATIOS PRESENTED ABOVE MAY VARY           chargeable to AIM Core Allocation
DISTRIBUTIONS AND CHANGES IN NET ASSET       FROM THE EXPENSE RATIOS PRESENTED IN OTHER        Portfolio Series (the Trust) of the
VALUE. INVESTMENT RETURN AND PRINCIPAL       SECTIONS OF THIS REPORT THAT ARE BASED ON         Funds in connection with securities
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    EXPENSES INCURRED DURING THE PERIOD               transactions to which the Trust or
A GAIN OR LOSS WHEN YOU SELL SHARES.         COVERED BY THIS REPORT.                           the Funds are a party or in
                                                                                               connection with securities owned by
   THE NET ANNUAL FUND OPERATING EXPENSE        THE FUNDS ARE USED EXCLUSIVELY FOR             the Trust or the Funds; (ii) costs,
RATIO SET FORTH IN THE MOST RECENT FUND      SEPARATELY MANAGED ACCOUNTS ADVISED OR            including interest expense, of
PROSPECTUS AS OF THE                         SUB-ADVISED BY A I M ADVISORS, INC.               borrowing money; and (iii)
                                                                                               extraordinary items such as
                                                                                               litigation costs authorized by the
                                                                                               Board of Trustees.

                                                                                          ==========================================
                                                                                          FOR A DISCUSSION OF THE INDEX USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

====================================================================================================================================

Continued from page 5

o There is no guarantee that the                economics of the regions in which the        which the Fund is obligated to
  investment techniques and risk                issuers in which the Fund invests are        repurchase the securities or that the
  analyses used by the Fund's portfolio         located.                                     other party may default on its
  managers will produce the desired                                                          obligation, such that the Fund is
  results.                                   o  Nondiversification increases the risk        delayed or prevented from completing
                                                that the value of the Fund's shares          the transaction.
o The prices of securities held by the          may vary more widely, and the Fund
  Fund may decline in response to               may be subject to greater investment      o  The Fund may invest in obligations
  market risks.                                 and credit risk than if the Fund             issued by agencies and
                                                invested more broadly.                       instrumentalities of the U.S.
o The Fund may invest in mortgage- and                                                       government that may vary in the level
  asset-backed securities. These             o  Reinvestment risk is the risk that a         of support they receive from the U.S.
  securities are subject to prepayment          bond's cash flows will be reinvested         government. The U.S. government may
  or call risk, which is the risk that          at an interest rate below that on the        choose not to provide financial
  payments from the borrower may be             original bond.                               support to U.S. government-sponsored
  received earlier or later than                                                             agencies or instrumentalities if it
  expected due to changes in the rate        o  If the seller of a repurchase                is not legally obligated to do so. In
  at which the underlying loans are             agreement in which the Fund invests          this case, if the issuer defaulted,
  prepaid.                                      defaults on its obligation or                the underlying fund holding
                                                declares bankruptcy, the Fund may            securities of such issuer might not
o The value of, payment of interest on,         experience delays in selling the             be able to recover its investment
  repayment of principal for and the            securities underlying the repurchase         from the U.S. government.
   ability of the Fund to sell a                agreement.
   municipal security may be affected by
   constitutional amendments,                o  Reverse repurchase agreements and
   legislative enactments, executive            dollar-roll transactions involve the
   orders, administrative regulations,          risk that the market value of
   voter initiatives and the                    securities to be purchased by the
                                                Fund may decline below the price at

AIM Core Allocation Portfolio Series

AIM CORE ALLOCATION PORTFOLIO SERIES SERIES C'S AND SERIES M'S FINANCIAL OBJECTIVE IS A HIGH TOTAL RETURN CONSISTENT WITH
PRESERVATION OF CAPITAL.

o    Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

o    Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                          Other information

o    The unmanaged Lehman Brothers U.S.      o    The returns shown in management's       Portfolio Management Team for AIM Core
     Aggregate Bond Index, which                  discussion of Fund performance are      Allocation Portfolio Series, Series C and
     represents the U.S. investment-grade         based on net asset values calculated    Series M
     fixed-rate bond market (including            for shareholder transactions.
     government and corporate securities,         Generally accepted accounting                                Jennifer L. Gilmore
     mortgage pass-through securities and         principles require adjustments to be                         Chartered Financial
     asset-backed securities), is compiled        made to the net assets of the Funds          [GILMORE        Analyst and portfolio
     by Lehman Brothers, a global                 at period end for financial reporting         PHOTO]         manager has been
     investment bank.                             purposes, and as such, the net asset                         responsible for the
                                                  values for shareholder transactions                          Funds since March
o    The Fund is not managed to track the         and the returns based on those net      2007. Ms. Gilmore began her investment
     performance of any particular index,         asset values may differ from the net    career in 1998 and joined INVESCO in 1999.
     including the index defined here, and        asset values and returns reported in    She earned a Bachelor of Arts degree in
     consequently, the performance of the         the Financial Highlights.               finance from Transylvania University and a
     Fund may deviate significantly from          Additionally, the returns and net       Master's of Business Administration degree
     the performance of the index.                asset values shown throughout this      from Rollins College.
                                                  report are at the fund level only and
o    A direct investment cannot be made in        do not include variable product                              Brian P. Norris
     an index. Unless otherwise indicated,        issuer charges. If such charges were                         Chartered Financial
     index results include reinvested             included, the total returns would be          [NORRIS        Analyst and portfolio
     dividends, and they do not reflect           lower.                                         PHOTO]        manager has been
     sales charges. Performance of an                                                                          responsible for the
     index of funds reflects fund            o    Industry classifications used in this                        Funds since March
     expenses; performance of a market            report are generally according to the   2007. Mr. Norris began his investment
     index does not.                              Global Industry Classification          career in 1999 and joined INVESCO in 2001.
                                                  Standard, which was developed by and    He earned a Bachelor of Science degree in
                                                  is the exclusive property and a         business administration with a major in
                                                  service mark of Morgan Stanley          finance from the University of Louisville.
                                                  Capital International Inc. and
                                                  Standard & Poor's.                      Assisted by the INVESCO Worldwide Fixed
                                                                                          Income Team
                                             -    The Chartered Financial
                                                  Analyst--REGISTERED TRADEMARK--
                                                  (CFA--REGISTERED TRADEMARK--) des-
                                                  ignation is a globally recognized
                                                  standard for measuring the competence
                                                  and integrity of investment
                                                  professionals.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
AIMINVESTMENTS.COM

AIM Core Allocation Portfolio Series

SCHEDULE OF INVESTMENTS(a)

August 31, 2007

SERIES C


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-24.49%(b)

BROADCASTING & CABLE TV-4.61%

Comcast Corp., Unsec. Unsub. Gtd. Notes,
  5.90%, 03/15/16                              $  520,000   $   514,467
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.97%

Broadridge Financial Solutions Inc., Sr.
  Unsec. Notes, 6.13%, 06/01/17                   230,000       219,837
=======================================================================

DIVERSIFIED BANKS-1.80%

Wachovia Corp., Sr. Unsec. Notes, 5.35%,
  03/15/11                                        200,000       200,452
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.34%

Verizon Global Funding Corp., Sr. Global
  Notes, 5.85%, 09/15/35                           40,000        37,463
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.88%

Lehman Brothers Holding Inc., Unsec. Sub.
  Notes, 6.50%, 07/19/17                          100,000        98,770
=======================================================================

MOVIES & ENTERTAINMENT-1.38%

Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36                                 160,000       153,987
=======================================================================

MULTI-LINE INSURANCE-2.35%

Liberty Mutual Group Inc., Jr. Unsec. Gtd.
  Sub. Bonds, 7.80%, 03/15/37 (Acquired
  04/10/07; Cost $297,822)(c)                     300,000       261,735
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-8.10%

BAC Capital Trust XIV, Gtd. Notes, 5.63%(d)       125,000       113,885
-----------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Notes, 6.30%, 05/10/17 (Acquired 05/03/07;
  Cost $209,662)(c)                               210,000       168,584
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Global MTN, 4.63%, 09/15/09                      50,000        49,585
-----------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Notes,
  4.60%, 01/17/11                                 200,000       195,804
-----------------------------------------------------------------------
Lazard Group LLC, Sr. Unsec. Global Notes,
  6.85%, 06/15/17                                 375,000       375,803
=======================================================================
                                                                903,661
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


RESIDENTIAL REIT'S-2.04%

ERP Operating L.P., Unsec. Unsub. Notes,
  5.13%, 03/15/16                              $  240,000   $   227,047
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.02%

Vodafone Group PLC (United Kingdom), Unsec.
  Global Bonds, 6.15%, 02/27/37                   120,000       113,681
=======================================================================
    Total Bonds & Notes (Cost $2,840,396)                     2,731,100
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-32.07%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-32.07%(b)

Pass Through Ctfs.,
  6.00%, 09/01/36                                 756,513       756,672
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 09/01/37(e)                              500,000       488,359
-----------------------------------------------------------------------
  6.00%, 09/01/37(e)                            1,500,000     1,498,360
-----------------------------------------------------------------------
  6.50%, 09/01/37(e)                              820,000       832,428
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $3,560,189)                                       3,575,819
=======================================================================

U.S. TREASURY SECURITIES-53.73%

U.S. TREASURY BILLS-1.44%

4.72%, 09/27/07                                   161,000(f)     160,451
=======================================================================

U.S. TREASURY NOTES-31.61%(b)

4.63%, 12/31/11                                   900,000       912,933
-----------------------------------------------------------------------
4.25%, 11/15/13                                 1,410,000     1,405,150
-----------------------------------------------------------------------
4.63%, 02/15/17                                 1,200,000     1,207,872
=======================================================================
                                                              3,525,955
=======================================================================

U.S. TREASURY BONDS-20.68%(a)

6.00%, 02/15/26                                   250,000       283,985
-----------------------------------------------------------------------
4.50%, 02/15/36                                   500,000       474,140
-----------------------------------------------------------------------
6.25%, 05/15/30                                 1,300,000     1,547,806
=======================================================================
                                                              2,305,931
=======================================================================
    Total U.S. Treasury Securities (Cost
      $5,795,445)                                             5,992,337
=======================================================================

AIM Core Allocation Portfolio Series


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-9.45%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                     526,844   $   526,844
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)(h)       526,844       526,844
=======================================================================
    Total Money Market Funds (Cost
      $1,053,688)                                             1,053,688
=======================================================================
TOTAL INVESTMENTS-119.74% (Cost $13,249,718)                 13,352,944
=======================================================================
OTHER ASSETS LESS LIABILITIES-(19.74)%                       (2,200,899)
=======================================================================
NET ASSETS-100.00%                                          $11,152,045
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
MTN     - Medium-Term Notes
REIT    - Real Estate Investment Trust
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Assigned
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2007 was $12,138,805, which represented 108.85% of the Fund's Net Assets. See
    Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $430,319, which represented 3.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Perpetual bond with no specified maturity date.
(e) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

SCHEDULE OF INVESTMENTS(a)

August 31, 2007

SERIES M


                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-66.30%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-66.30%(B)

Federal National Mortgage Association,
  Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35                  $  888,765      $    869,793
---------------------------------------------------------------------------
  5.00%, 02/01/35                               1,201,544         1,145,206
---------------------------------------------------------------------------
  6.00%, 09/01/36                                 756,513           756,672
---------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 09/01/37(c)                            4,700,000         4,590,579
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $7,417,553)                                           7,362,250
===========================================================================

ASSET-BACKED SECURITIES-57.77%

COLLATERALIZED MORTGAGE OBLIGATIONS-57.77%(b)

Commercial Mortgage Pass Through Ctfs.-
  Series 2006-C7, Class A4, Floating Rate
  Pass Through Ctfs., 5.96%, 06/10/46(d)           25,000            25,332
---------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.-
  Series 2004-C5, Class A2, Pass Through
  Ctfs., 4.18%, 11/15/37                          290,000           283,026
---------------------------------------------------------------------------
Fannie Mae REMICS-Series 2006-123, Class BO,
  Pass Through Ctfs., 5.72%, 01/25/37(e)          868,325           657,762
---------------------------------------------------------------------------
Freddie Mac REMICS,
  -Series 2405, Class PE,
  Pass Through Ctfs.,
  6.00%, 01/15/17                                 629,513           642,977
---------------------------------------------------------------------------
  -Series 2425, Class JH,
  Pass Through Ctfs.,
  6.00%, 03/15/17                                 586,505           596,608
---------------------------------------------------------------------------
  -Series 2882, Class UJ,
  Pass Through Ctfs.,
  4.50%, 08/15/19                                 833,838           810,574
---------------------------------------------------------------------------
GMAC Commercial Mortgage Securities Inc.-
  Series 2001-C1, Class A2, Pass Through
  Ctfs., 6.47%, 04/15/34                          400,000           411,567
---------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.-
  Series 2007-GG9, Class AM, Pass Through
  Ctfs., 5.48%, 03/10/39                          500,000           489,482
---------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

JP Morgan Mortgage Trust-Series 2006-A3,
  Class 2A3, Floating Rate Pass Through
  Ctfs., 5.62%, 05/25/36(d)                    $  750,000      $    749,449
---------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust-Series
  2007-C1, Class AM, Pass Through Ctfs.,
  5.46%, 02/15/40                                 500,000           487,885
---------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust,
  -Series 2004-1, Class 3A1,
  Floating Rate Pass Through Ctfs.,
  7.45%, 02/25/34(d)                              236,596           238,662
---------------------------------------------------------------------------
  -Series 2004-6, Class 1A,
  Floating Rate Pass Through Ctfs.,
  7.18%, 06/25/34(d)                              150,288           151,362
---------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  -Series 2005-AR12, Class 2A6,
  Floating Rate Pass Through Ctfs.,
  4.32%, 07/25/35(d)                              414,520           407,242
---------------------------------------------------------------------------
  -Series 2005-AR8, Class 2A1,
  Floating Rate Pass Through Ctfs.,
  4.49%, 06/25/35(d)                              467,149           462,945
===========================================================================
    Total Asset-Backed Securities (Cost
      $6,413,565)                                                 6,414,873
===========================================================================

U.S. TREASURY SECURITIES-4.60%

U.S. TREASURY BILLS-0.92%

4.72%, 09/27/07(f)                                102,000(g)        101,652
===========================================================================

U.S. TREASURY NOTES-0.09%

4.63%, 12/31/11(b)                                 10,000            10,144
===========================================================================

U.S. TREASURY BONDS-3.59%

5.25%, 02/15/29(b)                                380,000           399,179
===========================================================================
    Total U.S. Treasury Securities (Cost
      $497,757)                                                     510,975
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.46%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.46%(b)

Unsec. Global Notes, 5.50%, 03/15/11 (Cost
  $50,673)                                         50,000            51,386
===========================================================================

AIM Core Allocation Portfolio Series

                                                 SHARES           VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-11.94%

Liquid Assets Portfolio-Institutional
  Class(h)(i)                                     662,532      $    662,532
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)(i)       662,532           662,532
===========================================================================
    Total Money Market Funds (Cost
      $1,325,064)                                                 1,325,064
===========================================================================
TOTAL INVESTMENTS-141.07% (Cost $15,704,612)                     15,664,548
===========================================================================
OTHER ASSETS LESS LIABILITIES-(41.07)%                           (4,560,506)
===========================================================================
NET ASSETS-100.00%                                             $ 11,104,042
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
REMICS  - Real Estate Mortgage Investment Conduits
TBA     - To Be Assigned
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2007 was $14,237,832, which represented 128.22% of the Fund's Net Assets. See
    Note 1A.
(c) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                 SERIES C         SERIES M
----------------------------------------------------------------------------
ASSETS:

Investments, at value                           $12,299,256      $14,339,484
----------------------------------------------------------------------------
Investments in affiliated money market funds,
  at value                                        1,053,688        1,325,064
============================================================================
    Total investments                            13,352,944       15,664,548
============================================================================
Receivables for:
  Investments sold                                  500,506               --
----------------------------------------------------------------------------
  Variation margin                                       --            6,328
----------------------------------------------------------------------------
  Dividends and Interest                            129,251           54,813
============================================================================
    Total assets                                 13,982,701       15,725,689
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,813,893        4,559,617
----------------------------------------------------------------------------
  Fund shares reacquired                             15,908           15,831
----------------------------------------------------------------------------
  Dividends                                              --           46,199
----------------------------------------------------------------------------
  Variation margin                                      855               --
============================================================================
    Total liabilities                             2,830,656        4,621,647
============================================================================
Net assets applicable to shares outstanding     $11,152,045      $11,104,042
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $11,171,480      $11,175,626
----------------------------------------------------------------------------
Undistributed net investment income                  47,284           18,075
----------------------------------------------------------------------------
Undistributed net realized gain (loss)             (149,784)         (46,215)
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)               83,065          (43,444)
============================================================================
                                                $11,152,045      $11,104,042
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                       1,132,365        1,138,094
____________________________________________________________________________
============================================================================
Net asset value per share                       $      9.85      $      9.76
____________________________________________________________________________
============================================================================

Cost of Investments                             $12,196,030      $14,379,548
____________________________________________________________________________
============================================================================
Cost of Investments in affiliated money market
  funds                                         $ 1,053,688      $ 1,325,064
____________________________________________________________________________
============================================================================
Total Investments, at cost                      $13,249,718      $15,704,612
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                               SERIES C       SERIES M
---------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                       $712,614       $ 688,228
---------------------------------------------------------------------------------------
Dividends from affiliated money market funds                     61,330          33,212
=======================================================================================
    Total investment income                                     773,944         721,440
=======================================================================================

EXPENSES:

Management fees                                                  30,852          30,932
---------------------------------------------------------------------------------------
Less: Fees waived                                               (30,852)        (30,932)
=======================================================================================
Net investment income                                           773,944         721,440
=======================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         197,929         112,113
---------------------------------------------------------------------------------------
  Foreign currencies                                              1,712              --
---------------------------------------------------------------------------------------
  Futures contracts                                              46,076         (44,015)
---------------------------------------------------------------------------------------
  Swap agreements                                                32,366              --
=======================================================================================
                                                                278,083          68,098
=======================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (57,192)       (190,744)
---------------------------------------------------------------------------------------
  Foreign currencies                                                119              --
---------------------------------------------------------------------------------------
  Futures contracts                                             (13,900)        (10,664)
=======================================================================================
                                                                (70,973)       (201,408)
=======================================================================================
Net realized and unrealized gain (loss)                         207,110        (133,310)
=======================================================================================
Net increase in net assets resulting from operations           $981,054       $ 588,130
_______________________________________________________________________________________
=======================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and the period December 30, 2005 (commencement date) through August 31, 2006.

                                                                       SERIES C                      SERIES M
                                                              --------------------------    --------------------------
                                                                 2007           2006           2007           2006
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   773,944    $   401,167    $   721,440    $   388,251
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        278,083       (519,054)        68,098       (168,229)
----------------------------------------------------------------------------------------------------------------------
  Net gain from investment error                                       --         73,625             --             --
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            (70,973)       154,038       (201,408)       157,964
======================================================================================================================
    Net increase in net assets resulting from operations          981,054        109,776        588,130        377,986
======================================================================================================================
Distributions to shareholders from net investment income         (766,803)      (343,462)      (710,020)      (327,680)
======================================================================================================================
Share transactions-net:                                        (3,784,508)    14,955,988     (3,778,203)    14,953,829
======================================================================================================================
    Net increase (decrease) in net assets                      (3,570,257)    14,722,302     (3,900,093)    15,004,135
======================================================================================================================

NET ASSETS:

  Beginning of year                                            14,722,302             --     15,004,135             --
======================================================================================================================
  End of year*                                                $11,152,045    $14,722,302    $11,104,042    $15,004,135
======================================================================================================================
  * Includes accumulated undistributed net investment income  $    47,284    $    15,898    $    18,075    $    39,979
______________________________________________________________________________________________________________________
======================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF CASH FLOWS

For the year ended August 31, 2007

                                                                SERIES C       SERIES M
-----------------------------------------------------------------------------------------

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $    981,054    $   588,130
=========================================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY (USED
  IN) OPERATING ACTIVITIES:

  Purchases of investments                                     (53,887,822)    (7,114,595)
-----------------------------------------------------------------------------------------
  Net amortization of premium and (accretion of discount) on
    investment securities                                           10,576          8,806
-----------------------------------------------------------------------------------------
  Proceeds from disposition of investment securities and
    principal payments                                          57,823,518     11,615,999
-----------------------------------------------------------------------------------------
  Realized gain on investment securities                          (197,929)      (112,113)
-----------------------------------------------------------------------------------------
  Net (purchases)/sales of short-term securities                  (155,145)       (96,592)
-----------------------------------------------------------------------------------------
  Change in unrealized gain on investment securities                57,192        190,744
-----------------------------------------------------------------------------------------
  Decrease in variation margin payable                              (5,920)            --
-----------------------------------------------------------------------------------------
  Increase in variation margin receivable                               --         (2,378)
-----------------------------------------------------------------------------------------
  Decrease in dividends and interest receivable                     78,913         28,270
-----------------------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                       --         (2,119)
=========================================================================================
    Net cash provided by (used in) operating activities          4,704,437      5,104,152
=========================================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold               1,141,829      1,147,603
-----------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (4,899,362)    (4,898,948)
-----------------------------------------------------------------------------------------
  Dividends paid to shareholders                                  (815,815)      (712,707)
=========================================================================================
    Net cash provided by (used in) financing activities         (4,573,348)    (4,464,052)
=========================================================================================
Net increase in cash and cash equivalents                          131,089        640,100
-----------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                   922,599        684,964
=========================================================================================
Cash and cash equivalents at end of period                    $  1,053,688    $ 1,325,064
_________________________________________________________________________________________
=========================================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                            $      4,251    $     4,589
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Allocation Portfolio Series (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios (each constituting a "Fund"). The Funds covered in this report are Series C and Series M (collectively, the "Funds"). Each Fund is authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Each Fund is available exclusively through separately managed accounts, the investments of which are allocated principally to fixed income investments and that are advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates. Clients, who are indirect Fund shareholders and invest in these separately managed accounts, pay a wrap or similar management fee to participate in such accounts.

    The Funds' investment objective is a high total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Core Allocation Portfolio Series


       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Series C generally declares and pays dividends, if any, monthly. Series M generally declares dividends daily and pays dividends, if any, monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Funds define Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

I. DOLLAR ROLL TRANSACTIONS -- The Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Funds may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files

AIM Core Allocation Portfolio Series

     for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Funds may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A

AIM Core Allocation Portfolio Series

liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of each Fund. AIM benefits from the Funds being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, each Fund pays an advisory fee to AIM based on the annual rate equal to 0.23% of such Fund's average daily net assets. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Funds in connection with their operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or each Fund in connection with securities transactions to which the Trust or such Fund are a party or in connection with securities owned by the Trust or such Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 0.11% of each Fund's average daily net assets.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Series C                                                           $   30,852
-----------------------------------------------------------------------------
Series M                                                               30,932
_____________________________________________________________________________
=============================================================================


    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to each Fund. AIM does not charge the Funds any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with AIM and AIM Investment Services, Inc. ("AIS") whereby AIS provides transfer agency and shareholder services to each Fund. The Funds are not charged any fees pursuant to such agreement.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for shares of each Fund. The Funds are not charged any fees pursuant to the distribution agreement with ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Funds are permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Funds and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

SERIES C

                                                             VALUE       PURCHASES        PROCEEDS          VALUE       DIVIDEND
FUND                                                       08/31/06       AT COST        FROM SALES       08/31/07       INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                                      $381,800     $14,709,869     $(14,564,825)    $  526,844      $30,731
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class                                       381,800      14,709,869      (14,564,825)       526,844       30,599
=================================================================================================================================
  Total Investments in Affiliates                          $763,600     $29,419,738     $(29,129,650)    $1,053,688      $61,330
_________________________________________________________________________________________________________________________________
=================================================================================================================================

SERIES M

                                                             VALUE       PURCHASES        PROCEEDS          VALUE       DIVIDEND
FUND                                                       08/31/06       AT COST        FROM SALES       08/31/07       INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class                $292,122     $ 4,276,103     $ (3,905,693)    $  662,532      $16,640
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class                       292,122       4,276,103       (3,905,693)       662,532       16,572
=================================================================================================================================
  Total Investments in Affiliates                          $584,244     $ 8,552,206     $ (7,811,386)    $1,325,064      $33,212
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Core Allocation Portfolio Series

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Funds are a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Funds may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Funds and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--FUTURES CONTRACTS

SERIES C

On August 31, 2007, $161,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                              OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                              NUMBER OF         MONTH/              VALUE           APPRECIATION
CONTRACT                                                      CONTRACTS       COMMITMENT          08/31/07         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       44           Dec.-07/Long       $ 4,694,938          $ (3,047)
=================================================================================================================================
U.S. Treasury 10 Year Bonds                                      17          Dec.-07/Short        (1,853,797)          (16,240)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                       7          Dec.-07/Short          (780,938)             (874)
=================================================================================================================================
                                                                                                  (2,634,735)          (17,114)
=================================================================================================================================
  Total                                                                                          $ 2,060,203          $(20,161)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

SERIES M

On August 31, 2007, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                              NUMBER OF         MONTH/             VALUE          APPRECIATION
CONTRACT                                                      CONTRACTS       COMMITMENT         08/31/07        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Bonds                                       3           Dec.-07/Long      $  327,141          $(5,507)
===============================================================================================================================
U.S. Treasury 30 Year Bonds                                      20          Dec.-07/Short      (2,231,250)           2,127
===============================================================================================================================
  Total                                                                                         $(1,904,109)        $(3,380)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

AIM Core Allocation Portfolio Series

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended August 31, 2007 and the period December 30, 2005 (commencement date) to August 31, 2006 was as follows:

                                                                   2007                 2006
                                                              ORDINARY INCOME      ORDINARY INCOME
--------------------------------------------------------------------------------------------------
Series C                                                         $766,803             $343,462
--------------------------------------------------------------------------------------------------
Series M                                                          710,020              327,680
__________________________________________________________________________________________________
==================================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                          NET
                                                    UNDISTRIBUTED      UNREALIZED                       SHARES OF
                                                      ORDINARY       APPRECIATION -    CAPITAL LOSS    BENEFICIAL      TOTAL NET
                                                       INCOME         INVESTMENTS      CARRYFORWARD     INTEREST        ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Series C                                               $47,284          $69,643         $(136,362)     $11,171,480    $11,152,045
---------------------------------------------------------------------------------------------------------------------------------
Series M                                                18,075           58,854          (148,513)      11,175,626     11,104,042
_________________________________________________________________________________________________________________________________
=================================================================================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to the realization for tax purposes of unrealized gains on futures contracts, and a differing tax treatment on certain straddle transactions and dollar roll transactions. The tax-basis net unrealized appreciation on investments amount for Series C, includes appreciation of $93 for foreign futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds is limited as of August 31, 2007 to utilizing capital loss carryforward in the fiscal year ended August 31, 2008. The Funds limitations and utilizations of capital loss carryforward used in the current period to offset net realized capital gain for federal income tax purposes are as follows:

    Series C utilized $267,463 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

    The Funds have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                              AUGUST 31, 2014*      AUGUST 31, 2015*       TOTAL
------------------------------------------------------------------------------------------------------------------
Series C                                                          $136,362               $   --           $136,362
------------------------------------------------------------------------------------------------------------------
Series M                                                           144,346                4,167            148,513
__________________________________________________________________________________________________________________
==================================================================================================================

* Capital loss carryforward, as of the dates listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

During the year ended August 31, 2007 purchases and sales of investments (excluding short-term investments) were as follows:

                                             PURCHASES
                                          (EXCLUDING U.S.      SALES (EXCLUDING
                                             TREASURY           U.S. TREASURY         PURCHASES OF U.S.          SALES OF U.S.
                                            SECURITIES)          SECURITIES)         TREASURY SECURITIES      TREASURY SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
Series C                                    $26,985,236          $34,613,156             $22,331,707              $19,478,988
---------------------------------------------------------------------------------------------------------------------------------
Series M                                      5,749,940            4,917,286                   9,940                5,187,259
_________________________________________________________________________________________________________________________________
=================================================================================================================================


    At August 31, 2007, the aggregate cost and net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                UNREALIZED       UNREALIZED      NET UNREALIZED
                                                           FEDERAL TAX COST    APPRECIATION    (DEPRECIATION)     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Series C                                                     $13,283,394         $185,086        $(115,536)         $69,550
-------------------------------------------------------------------------------------------------------------------------------
Series M                                                      15,605,694           97,149          (38,295)          58,854
_______________________________________________________________________________________________________________________________
===============================================================================================================================

AIM Core Allocation Portfolio Series

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, dollar roll transactions and swap transactions for Series C, and paydowns and dollar roll transactions for Series M, on August 31, 2007, the undistributed net investment income (loss) and undistributed net realized gain
(loss) were increased (decreased) by the amounts shown in the table below. These reclassifications had no effect on the net assets of the Funds.

                                                                 UNDISTRIBUTED NET           UNDISTRIBUTED NET
                                                              INVESTMENT INCOME (LOSS)      REALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Series C                                                              $24,245                      $(24,245)
----------------------------------------------------------------------------------------------------------------
Series M                                                              (33,324)                       33,324
________________________________________________________________________________________________________________
================================================================================================================

NOTE 10--SHARE INFORMATION

Each Fund currently offers one class of shares.

SERIES C

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 30, 2005
                                                                                              (COMMENCEMENT
                                                                    YEAR ENDED                   DATE) TO
                                                                AUGUST 31, 2007(A)           AUGUST 31, 2006
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold                                                           114,035    $ 1,122,059    1,798,289    $17,664,156
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                431          4,251        3,018         29,350
-----------------------------------------------------------------------------------------------------------------
Reacquired:                                                   (497,023)    (4,910,818)    (286,385)    (2,737,518)
=================================================================================================================
                                                              (382,557)   $(3,784,508)   1,514,922    $14,955,988
_________________________________________________________________________________________________________________
=================================================================================================================

SERIES M

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 30, 2005
                                                                                              (COMMENCEMENT
                                                                    YEAR ENDED                   DATE) TO
                                                                AUGUST 31, 2007(A)           AUGUST 31, 2006
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold                                                           114,455    $ 1,127,461    1,803,556    $17,676,865
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                466          4,589        2,652         25,913
-----------------------------------------------------------------------------------------------------------------
Reacquired:                                                   (499,088)    (4,910,253)    (283,947)    (2,748,949)
=================================================================================================================
                                                              (384,167)   $(3,778,203)   1,522,261    $14,953,829
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Funds and it owns 99% of the outstanding shares of each Fund. ADI has an agreement with this entity to sell Fund shares. The Funds, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Funds, for providing services to the Funds, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Core Allocation Portfolio Series

NOTE 12--FINANCIAL HIGHLIGHTS -- SERIES C

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               DECEMBER 30,
                                                                                   2005
                                                                               (COMMENCEMENT
                                                              YEAR ENDED         DATE) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.72            $ 10.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.57               0.37
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.12              (0.37)
--------------------------------------------------------------------------------------------
  Net gain from investment error                                    --               0.05
============================================================================================
    Total from investment operations                              0.69               0.05
============================================================================================
Less dividends from net investment income                        (0.56)             (0.33)
============================================================================================
Net asset value, end of period                                 $  9.85            $  9.72
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   7.25%              0.58%(b)
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,152            $14,722
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.00%(c)           0.00%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             0.23%(c)           0.23%(d)
============================================================================================
Ratio of net investment income to average net assets              5.78%(c)           5.89%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                         420%               482%
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Total return includes net gain from investment error. Total return excluding net gain from investment error was 0.07%.
(c)  Ratios are based on average daily net assets of $13,414,113.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Core Allocation Portfolio Series

NOTE 12--FINANCIAL HIGHLIGHTS -- SERIES M

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               DECEMBER 30,
                                                                                   2005
                                                                               (COMMENCEMENT
                                                              YEAR ENDED         DATE) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.86            $ 10.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.53               0.35
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.11)             (0.18)
============================================================================================
    Total from investment operations                              0.42               0.17
============================================================================================
Less dividends from net investment income                        (0.52)             (0.31)
============================================================================================
Net asset value, end of period                                 $  9.76            $  9.86
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   4.30%              1.77%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,104            $15,004
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.00%(b)           0.00%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             0.23%(b)           0.23%(c)
============================================================================================
Ratio of net investment income to average net assets              5.36%(b)           5.62%(c)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(d)                                          46%               295%
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b)  Ratios are based on average daily net assets of $13,448,533.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on AIM, ADI or the Fund.

AIM Core Allocation Portfolio Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Core Allocation Portfolio Series:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Series C and Series M (constituting AIM Core Allocation Portfolio Series, hereafter referred to as the "Funds") at August 31, 2007, the results of each of their operations and each of their cash flows for the year then ended and the changes in each of their net assets and the financial highlights for the year then ended and for the period December 30, 2005 (commencement date) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Core Allocation Portfolio Series

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      programs, and such fees are not reflected    expense ratio and an assumed rate of
                                             in the table below.                          return of 5% per year before expenses,
As a shareholder of the Funds, you incur                                                  which is not a Fund's actual return.
ongoing costs, including management fees;    ACTUAL EXPENSES
and other Fund expenses, if any. However,                                                    The hypothetical account values and
AIM Advisors, Inc. ("AIM"), the Funds'       The table below provides information about   expenses may not be used to estimate the
advisor, has agreed to irrevocably waive     actual account values and actual expenses.   actual ending account balance or expenses
all fees and pay all operating expenses,     You may use the information in this table,   you paid for the period. You may use this
except extraordinary expenses, incurred by   together with the amount you invested, to    information to compare the ongoing costs
the Funds. This example is intended to       estimate the expenses that you paid over     of investing in each Fund and other funds.
help you understand your ongoing costs (in   the period. Simply divide your account       To do so, compare this 5% hypothetical
dollars) of investing in each Fund and to    value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
compare these costs with ongoing costs of    account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
investing in other mutual funds. The         then multiply the result by the number in    the other funds.
actual ending account value and expenses     the table under the heading entitled
of each Fund in the below example are        "Actual Expenses Paid During Period" to         Please note that the expenses shown in
based on an investment of $1,000 invested    estimate the expenses you paid on your       the table are meant to highlight your
at the beginning of the period and held      account during this period.                  ongoing costs only and do not reflect any
for the entire period March 1, 2007,                                                      wrap program fees. Therefore, the
through August 31, 2007. The Funds are       HYPOTHETICAL EXAMPLE FOR COMPARISON          hypothetical information is useful in
used only for investors who are clients of   PURPOSES                                     comparing ongoing costs only, and will not
a wrap fee or certain other programs                                                      help you determine the relative total
advised or sub-advised by AIM or its         The table below also provides information    costs of owning different funds. In
affiliates. Clients pay a wrap fee or        about hypothetical account values and        addition, if these wrap program fees were
similar fee to participate in such           hypothetical expenses based on each Fund's   included, your costs would have been
                                             actual                                       higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
   C               $1,000.00              $1,007.10               $0.00        $1,025.21             $0.00             0.00%
   M                1,000.00               1,008.50                0.00         1,025.21              0.00             0.00

(1) The actual ending account value is based on the actual total return of each Fund for the period March 1, 2007, through August
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. AIM has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Fund.

====================================================================================================================================

AIM Core Allocation Portfolio Series

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee regarding the performance, fees    June 27, 2007 and does not reflect any
Core Allocation Portfolio Series (the        and expenses of their assigned funds. The    changes that may have occurred since that
Trust) is required under the Investment      Investments Committee considers each         date, including but not limited to changes
Company Act of 1940 to approve annually      Sub-Committee's recommendations and makes    to each Fund's performance, advisory fees,
the renewal of each series portfolio of      its own recommendations regarding the        expense limitations and/or fee waivers.
the Trust's (each, a Fund) investment        performance, fees and expenses of the AIM
advisory agreement with A I M Advisors,      Funds to the full Board. Moreover, the       I  INVESTMENT ADVISORY AGREEMENT
Inc. (AIM). During contract renewal          Investments Committee considers each
meetings held on June 25-27, 2007, the       SubCommittee's recommendations in making     A. NATURE, EXTENT AND QUALITY OF SERVICES
Board as a whole and the disinterested or    its annual recommendation to the Board          PROVIDED BY AIM
"independent" Trustees, voting separately,   whether to approve the continuance of each
approved the continuance of each Fund's      AIM Fund's investment advisory agreement     The Board reviewed the advisory services
investment advisory agreement for another    and sub-advisory agreement, if applicable    provided to each Fund by AIM under the
year, effective July 1, 2007. In doing so,   (advisory agreements), for another year.     Fund's advisory agreement, the performance
the Board determined that each Fund's                                                     of AIM in providing these services, and
advisory agreement is in the best               The independent Trustees, as mentioned    the credentials and experience of the
interests of the Fund and its shareholders   above, are assisted in their annual          officers and employees of AIM who provide
and that the compensation to AIM under       evaluation of the advisory agreements by     these services. The Board's review of the
each Fund's advisory agreement is fair and   the independent Senior Officer. One          qualifications of AIM to provide these
reasonable.                                  responsibility of the Senior Officer is to   services included the Board's
                                             manage the process by which the AIM Funds'   consideration of AIM's portfolio and
   The independent Trustees met separately   proposed management fees are negotiated      product review process, various back
during their evaluation of each Fund's       during the annual contract renewal process   office support functions provided by AIM,
investment advisory agreement with           to ensure that they are negotiated in a      and AIM's equity and fixed income trading
independent legal counsel from whom they     manner which is at arms' length and          operations. The Board concluded that the
received independent legal advice, and the   reasonable. Accordingly, the Senior          nature, extent and quality of the advisory
independent Trustees also received           Officer must either supervise a              services provided to each Fund by AIM were
assistance during their deliberations from   competitive bidding process or prepare an    appropriate and that AIM currently is
the independent Senior Officer, a            independent written evaluation. The Senior   providing satisfactory advisory services
full-time officer of the AIM Funds who       Officer has recommended that an              in accordance with the terms of each
reports directly to the independent          independent written evaluation be provided   Fund's advisory agreement. In addition,
Trustees. The following discussion more      and, upon the direction of the Board, has    based on their ongoing meetings throughout
fully describes the process employed by      prepared an independent written              the year with each Fund's portfolio
the Board to evaluate the performance of     evaluation.                                  managers, the Board concluded that these
the AIM Funds (including each Fund)                                                       individuals are competent and able to
throughout the year and, more                   During the annual contract renewal        continue to carry out their
specifically, during the annual contract     process, the Board considered the factors    responsibilities under each Fund's
renewal meetings.                            discussed below under the heading "Factors   advisory agreement.
                                             and Conclusions and Summary of Independent
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the       In determining whether to continue each
                                             fairness and reasonableness of each Fund's   Fund's advisory agreement, the Board
The Board's Investments Committee has        advisory agreement at the contract renewal   considered the prior relationship between
established three Sub-Committees which are   meetings and at their meetings throughout    AIM and the Fund, as well as the Board's
responsible for overseeing the management    the year as part of their ongoing            knowledge of AIM's operations, and
of a number of the series portfolios of      oversight of the Fund. Each Fund's           concluded that it was beneficial to
the AIM Funds. This SubCommittee structure   advisory agreement was considered            maintain the current relationship, in
permits the Trustees to focus on the         separately, although the Board also          part, because of such knowledge. The Board
performance of the AIM Funds that have       considered the common interests of all of    also considered the steps that AIM and its
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    affiliates have taken over the last
meet throughout the year to review the       Board comprehensively considered all of      several years to improve the quality and
performance of their assigned funds, and     the information provided to them and did     efficiency of the services they provide to
the Sub-Committees review monthly and        not identify any particular factor that      the Funds in the areas of investment
quarterly comparative performance            was controlling. Furthermore, each Trustee   performance, product line diversification,
information and periodic asset flow data     may have evaluated the information           distribution, fund operations, shareholder
for their assigned funds. These materials    provided differently from one another and    services and compliance. The Board
are prepared under the direction and         attributed different weight to the various   concluded that the quality and efficiency
supervision of the independent Senior        factors. The Trustees recognized that the    of the services AIM and its affiliates
Officer. Over the course of each year, the   advisory arrangements and resulting          provide to the AIM Funds in each of these
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    areas have generally improved, and support
for their assigned funds and other members   AIM Funds are the result of years of         the Board's approval of the continuance of
of management and review with these          review and negotiation between the           each Fund's advisory agreement.
individuals the performance, investment      Trustees and AIM, that the Trustees may
objective(s), policies, strategies and       focus to a greater extent on certain         B. FUND PERFORMANCE
limitations of these funds.                  aspects of these arrangements in some
                                             years than others, and that the Trustees'    SERIES C
   In addition to their meetings             deliberations and conclusions in a
throughout the year, the Sub-Committees      particular year may be based in part on      The Board noted that the Fund recently
meet at designated contract renewal          their deliberations and conclusions of       began operations and that only one
meetings each year to conduct an in-depth    these same arrangements throughout the       calendar year of comparative performance
review of the performance, fees and          year and in prior years.                     data was available. The Board compared the
expenses of their assigned funds. During                                                  Fund's performance during the past
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       calendar year to the performance of funds
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           in the Fund's Lipper peer group that are
data regarding all the AIM Funds prepared                                                 not managed by AIM, and against the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     performance of all funds in the Lehman US
under the direction and supervision of the   of the Senior Officer's independent          Credit Index. The Board also reviewed the
independent Senior Officer who also          written evaluation, as well as a             methodology used by Lipper to identify the
prepares a separate analysis of this         discussion of the material factors and       Fund's peers. The Board noted that the
information for the Trustees. Each           related conclusions that formed the basis    Fund's performance was comparable to the
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      median performance of its peers for the
to the Investments                           advisory agreement. Unless otherwise         one year period. The Board noted that the
                                             stated, information set forth below is as    Fund's performance was comparable to the
                                             of                                           performance of the Index for the one year
                                                                                          period. The

                                                                                                                         (continued)

AIM Core Allocation Portfolio Series

Board also considered the steps AIM has      include any breakpoints. The Board           Fund pursuant to written contracts which
taken over the last several years to         considered whether it would be appropriate   are reviewed and approved on an annual
improve the quality and efficiency of the    to add advisory fee breakpoints for each     basis by the Board. The Board concluded
services that AIM provides to the AIM        Fund or whether, due to the nature of the    that AIM and its affiliates were providing
Funds. The Board concluded that AIM          Funds and the advisory fee structures of     these services in a satisfactory manner
continues to be responsive to the Board's    comparable funds, it was reasonable to       and in accordance with the terms of their
focus on fund performance. Although the      structure the advisory fee without           contracts, and were qualified to continue
independent written evaluation of the        breakpoints. Based on this review, the       to provide these services to each Fund.
Fund's Senior Officer (discussed below)      Board concluded that it was not necessary
only considered Fund performance through     to add breakpoints to the Funds' advisory       The Board considered the benefits
the most recent calendar year, the Board     fee schedule. The Board also noted that      realized by AIM as a result of portfolio
also reviewed more recent Fund performance   each Fund shares directly in economies of    brokerage transactions executed through
and this review did not change their         scale through lower fees charged by third    "soft dollar" arrangements. Under these
conclusions.                                 party service providers based on the         arrangements, portfolio brokerage
                                             combined size of all of the AIM Funds and    commissions paid by the Funds and/or other
SERIES M                                     affiliates.                                  funds advised by AIM are used to pay for
                                                                                          research and execution services. The Board
The Board noted that the Fund recently       E. PROFITABILITY AND FINANCIAL RESOURCES     noted that soft dollar arrangements shift
began operations and that only one              OF AIM                                    the payment obligation for the research
calendar year of comparative performance                                                  and executions services from AIM to the
data was available. The Board compared the   The Board reviewed information from AIM      funds and therefore may reduce AIM's
Fund's performance during the past           concerning the costs of the advisory and     expenses. The Board also noted that
calendar year to the performance of funds    other services that AIM and its affiliates   research obtained through soft dollar
in the Fund's Lipper peer group that are     provide to each Fund and the profitability   arrangements may be used by AIM in making
not managed by AIM, and against the          of AIM and its affiliates in providing       investment decisions for each Fund and may
performance of all funds in the Lehman       these services. The Board also reviewed      therefore benefit Fund shareholders. The
Mortgage Index. The Board also reviewed      information concerning the financial         Board concluded that AIM's soft dollar
the methodology used by Lipper to identify   condition of AIM and its affiliates. The     arrangements were appropriate. The Board
the Fund's peers. The Board noted that the   Board also reviewed with AIM the             also concluded that, based on their review
Fund's performance was below the median      methodology used to prepare the              and representations made by AIM, these
performance of its peers for the one year    profitability information. The Board         arrangements were consistent with
period. The Board noted that the Fund's      considered the overall profitability of      regulatory requirements.
performance was below the performance of     AIM, as well as the profitability of AIM
the Index for the one year period. The       in connection with managing each Fund. The   II SUB-ADVISORY AGREEMENT
Board also considered the steps AIM has      Board noted that AIM continues to operate
taken over the last several years to         at a net profit, although increased          A. NATURE, EXTENT AND QUALITY OF SERVICES
improve the quality and efficiency of the    expenses in recent years have reduced the       PROVIDED BY THE SUB-ADVISOR
services that AIM provides to the AIM        profitability of AIM and its affiliates.
Funds. The Board concluded that AIM          The Board concluded that each Fund's         The Board reviewed the services provided
continues to be responsive to the Board's    advisory fees were fair and reasonable,      by INVESCO Institutional (N.A.), Inc. (the
focus on fund performance. Although the      and that the level of profits realized by    Sub-Advisor) under each Fund's
independent written evaluation of the        AIM and its affiliates from providing        sub-advisory agreement, the performance of
Fund's Senior Officer (discussed below)      services to each Fund was not excessive in   the Sub-Advisor in providing these
only considered Fund performance through     light of the nature, quality and extent of   services, and the credentials and
the most recent calendar year, the Board     the services provided. The Board             experience of the officers and employees
also reviewed more recent Fund performance   considered whether AIM is financially        of the Sub-Advisor who provide these
and this review did not change their         sound and has the resources necessary to     services. The Board concluded that the
conclusions.                                 perform its obligations under the Funds'     nature, extent and quality of the services
                                             advisory agreement, and concluded that AIM   provided by the Sub-Advisor were
C. ADVISORY FEES AND FEE WAIVERS             has the financial resources necessary to     appropriate and that the Sub-Advisor
                                             fulfill these obligations.                   currently is providing satisfactory
The Board reviewed each Fund's contractual                                                services in accordance with the terms of
advisory fee rate. The Board noted that      F. INDEPENDENT WRITTEN EVALUATION OF THE     each Fund's sub-advisory agreement. In
AIM has irrevocably agreed to waive all         FUNDS' SENIOR OFFICER                     addition, based on their ongoing meetings
advisory fees of each Fund. The Board                                                     throughout the year with each Fund's
considered the irrevocable nature of this    The Board noted that, upon their             portfolio managers, the Board concluded
fee waiver and noted that it cannot be       direction, the Senior Officer of the         that these individuals are competent and
terminated without shareholder approval.     Funds, who is independent of AIM and AIM's   able to continue to carry out their
The Board noted that each Fund's effective   affiliates, had prepared an independent      responsibilities under each Fund's
advisory fee rate is zero, after taking      written evaluation to assist the Board in    sub-advisory agreement.
account of this fee waiver, and considered   determining the reasonableness of the
the effect this fee waiver would have on     proposed management fees of the AIM Funds,   B. FUND PERFORMANCE
each Fund's estimated total expenses. The    including the Funds. The Board noted that
Board also noted the "all-in" nature of      they had relied upon the Senior Officer's    SERIES C
each Fund's contractual advisory fee,        written evaluation instead of a
whereby AIM pays all of the Fund's           competitive bidding process. In              The Board noted that the Fund recently
ordinary operating expenses. The Board       determining whether to continue each         began operations and that only one
concluded that each Fund's contractual       Fund's advisory agreement, the Board         calendar year of comparative performance
advisory fee rate and level of fee waivers   considered the Senior Officer's written      data was available. The Board compared the
were fair and reasonable.                    evaluation.                                  Fund's performance during the past
                                                                                          calendar year to the performance of funds
D. ECONOMIES OF SCALE AND BREAKPOINTS        G. COLLATERAL BENEFITS TO AIM AND ITS        in the Fund's Lipper peer group that are
                                                AFFILIATES                                not managed by AIM, and against the
The Board considered the extent to which                                                  performance of all funds in the Lehman US
there are economies of scale in AIM's        The Board considered various other           Credit Index. The Board also reviewed the
provision of advisory services to each       benefits received by AIM and its             methodology used by Lipper to identify the
Fund. The Board also considered whether      affiliates resulting from AIM's              Fund's peers. The Board noted that the
each Fund benefits from such economies of    relationship with the Funds, including the   Fund's performance was comparable to the
scale through contractual breakpoints in     fees received by AIM and its affiliates      median performance of its peers for the
the Fund's advisory fee schedule or          for their provision of administrative,       one year period. The Board noted that the
through advisory fee waivers or expense      transfer agency and distribution services    Fund's performance was comparable to the
limitations. The Board noted that the        to the Funds. The Board considered the       performance of the Index for the one year
Funds' contractual advisory fee schedules    performance of AIM and its affiliates in     period. The
do not                                       providing these services and the
                                             organizational structure employed by AIM                                    (continued)
                                             and its affiliates to provide these
                                             services. The Board also considered that
                                             these services are provided to each

AIM Core Allocation Portfolio Series

Board also considered the steps AIM has
taken over the last several years to
improve the quality and efficiency of the services that AIM provides to the AIM
Funds. The Board concluded that AIM
continues to be responsive to the Board's focus on fund performance. Although the independent written evaluation of the
Fund's Senior Officer (discussed below)
only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

SERIES M

The Board noted that the Fund recently
began operations and that only one
calendar year of comparative performance data was available. The Board compared the Fund's performance during the past calendar year to the performance of funds in the Fund's Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lehman
Mortgage Index. The Board also reviewed
the methodology used by Lipper to identify the Fund's peers. The Board noted that the Fund's performance was below the median performance of its peers for the one year period. The Board noted that the Fund's performance was below the performance of the Index for the one year period. The
Board also considered the steps AIM has
taken over the last several years to
improve the quality and efficiency of the services that AIM provides to the AIM
Funds. The Board concluded that AIM
continues to be responsive to the Board's focus on fund performance. Although the independent written evaluation of the
Fund's Senior Officer (discussed below)
only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C. SUB-ADVISORY FEES

The Board reviewed each Fund's contractual sub-advisory fee rate. The Board noted that the Sub-Advisor receives a portion of the advisory fees that are paid to AIM and that AIM has irrevocably agreed to waive all advisory fees of each Fund. The Board considered the irrevocable nature of this fee waiver and noted that it cannot be terminated without shareholder approval.
The Board noted that each Fund's effective advisory fee rate is zero, after taking account of this fee waiver. The Board concluded that each Fund's contractual sub-advisory fee rate was fair and reasonable.

D. FINANCIAL RESOURCES OF THE SUB-ADVISOR

The Board considered whether the
Sub-Advisor is financially sound and has the resources necessary to perform its obligations under each Fund's sub-advisory agreement, and concluded that the
Sub-Advisor has the financial resources
necessary to fulfill these obligations.

AIM Core Allocation Portfolio Series

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

                                           LONG TERM                       CORPORATE
                                            CAPITAL         QUALIFIED      DIVIDENDS
                                             GAIN           DIVIDEND        RECEIVED       U.S. TREASURY
                                         DISTRIBUTIONS       INCOME*       DEDUCTION*       OBLIGATION*
--------------------------------------------------------------------------------------------------------
Series C                                       --                --             --            20.24%
Series M                                       --                --             --            30.14%




       * The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

                                                              QUALIFIED       QUALIFIED
                                                              SHORT-TERM      INTEREST
                                                                GAINS         INCOME**
---------------------------------------------------------------------------------------
Series C                                                           --          34.10%
Series M                                                           --          39.48%




       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                        NOVEMBER 30,      FEBRUARY 28,      MAY 31,      AUGUST 31,
                                            2006              2007           2007           2007
---------------------------------------------------------------------------------------------------
Series C                                   99.99%            99.95%         99.95%         99.92%
Series M                                   99.99%            99.93%         99.97%         99.92%

AIM Core Allocation Portfolio Series

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Core Allocation Portfolio Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2005       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2005       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2005       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2005       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2005       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2005       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2005       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2005       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2005       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2005       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2005       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Core Allocation Portfolio Series

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2005       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2005       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2005       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2005       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.349.0953.

OFFICE OF THE FUND       INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB ADVISOR
11 Greenway Plaza        A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Institutional
Suite 100                11 Greenway Plaza        Inc.                     LLP                      (N.A.), Inc.
Houston, TX 77046-1173   Suite 100                11 Greenway Plaza        1201 Louisiana Street    (INVESCO Fixed Income)
                         Houston, TX 77046-1173   Suite 100                Suite 2900               The Aegon Center
                                                  Houston, TX 77046-1173   Houston, TX 77002-5678   400 West Market Street,
                                                                                                    Suite 3300
                                                                                                    Louisville, KY 40207

COUNSEL TO THE FUND      COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr            INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll,     Kramer, Levin, Naftalis  Services, Inc.           Trust
LLP                      & Frankel LLP            P.O. Box 4739            Company
1735 Market Street,      1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
51st Floor               Americas                                          Boston, MA 02110-2801
Philadelphia, PA 19103-7599 New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Funds' Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-21792 and 333-127335.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Funds from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

                                                         [AIM INVESTMENTS LOGO]
                                  PAMCAPS-AR-1          --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2007 Pursuant to       Fees Billed for         year end 2006
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2007             Requirement(1)     fiscal year end 2006      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                 $77,874                 N/A                 $ 82,840                  N/A
Audit-Related Fees         $     0                  0%                 $      0                  N/A
Tax Fees(2)                $16,719                  0%                 $ 18,530                  N/A
All Other Fees             $     0                  0%                 $      0                  N/A
                           -------                                     --------
Total Fees                 $94,593                  0%                 $101,370                  N/A

PWC billed the Registrant aggregate non-audit fees of $16,719 for the fiscal year ended 2007, and $18,530 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                     Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 9, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 9, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 9, 2007

                                  EXHIBIT INDEX

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.